UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 September 26, 2007 to October 25, 2007

 Commission File Number of issuing entity: 333-140247-15

 Structured Asset Mortgage Investments II Trust 2007-AR4
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-140247

 Structured Asset Mortgage Investments II Inc.
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2200735
 54-2200736
 54-2200737
 54-6756606
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2                              _____    _____    __X___    ____________
  A-3                              _____    _____    __X___    ____________
  A-4A                             _____    _____    __X___    ____________
  Underlying A-4B                  _____    _____    __X___    ____________
  Grantor Trust A-4B               _____    _____    __X___    ____________
  A-5                              _____    _____    __X___    ____________
  A-6                              _____    _____    __X___    ____________
  A-7                              _____    _____    __X___    ____________
  X-1                              _____    _____    __X___    ____________
  X-2                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  B-4                              _____    _____    __X___    ____________
  B-5                              _____    _____    __X___    ____________
  B-6                              _____    _____    __X___    ____________
  B-7                              _____    _____    __X___    ____________
  B-8                              _____    _____    __X___    ____________
  B-9                              _____    _____    __X___    ____________
  XP-1                             _____    _____    __X___    ____________
  XP-2                             _____    _____    __X___    ____________
  BIO                              _____    _____    __X___    ____________
  R                                _____    _____    __X___    ____________
  RX                               _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On October 25, 2007 a distribution was made to holders of Structured Asset Mortgage Investments II Trust 2007-AR4.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Structured Asset Mortgage Investments II Trust 2007-AR4, relating to the October 25, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Structured Asset Mortgage Investments II Trust 2007-AR4
 (Issuing Entity)


 EMC Mortgage Corporation
 (Master Servicer)

 /s/ Mark Novachek
 Mark Novachek, Senior Vice President

 Date: November 9, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Structured Asset Mortgage Investments II Trust 2007-AR4, relating to the October 25, 2007 distribution.



 EX-99.1


Structured Asset Mortgage Investments Inc.
Mortgage Pass-Through Certificates



Distribution Date:       10/25/2007


Structured Asset Mortgage Investments Inc.
Mortgage Pass-Through Certificates
Series 2007-AR4


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         8480 Stagecoach Circle
         Frederick, MD 21701-4747
         www.ctslink.com
         Telephone: 1-866-846-4526
         Fax:       240-586-8675







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
          A-1                  86364MAA8       10/24/2007            5.33125%       151,354,233.58           672,422.71
          A-2                  86364MAB6       10/24/2007            5.29125%        93,100,000.00           410,512.81
          A-3                  86364MAC4       10/24/2007            5.35125%       237,179,000.00         1,057,670.10
          A-4A                 86364MAD2       10/24/2007            5.31125%       199,563,904.31           883,278.16
    Underlying A-4B            86364MAU4       09/28/2007            5.31125%        99,085,381.92           438,556.02
   Grantor Trust A-4B          86364NAA6       10/24/2007            5.31125%        99,085,381.92           438,556.02
          A-5                  86364MAE0       10/24/2007            5.35125%        99,550,092.36           443,931.19
          A-6                  86364MAF7       10/24/2007            5.38125%       109,978,828.81           493,186.31
          A-7                  86364MAG5       10/24/2007            5.41125%       109,978,828.81           495,935.78
          X-1                  86364MAH3       10/24/2007            0.08000%                 0.00            21,287.88
          X-2                  86364MAJ9       10/24/2007            0.50000%                 0.00           261,033.20
          B-1                  86364MAK6       10/24/2007            5.63125%        19,678,000.00            92,343.11
          B-2                  86364MAL4       10/24/2007            5.68125%        17,833,000.00            84,428.11
          B-3                  86364MAM2       10/24/2007            5.78125%        10,454,000.00            50,364.32
          B-4                  86364MAN0       10/24/2007            5.98125%         9,839,000.00            49,041.27
          B-5                  86364MAP5       10/24/2007            6.13125%         7,994,000.00            40,844.34
          B-6                  86364MAQ3       10/24/2007            6.38125%         7,379,000.00            39,239.37
          B-7                  86364MAR1       10/24/2007            7.13125%         6,149,000.00            36,541.71
          B-8                  86364MAS9       10/24/2007            7.23125%         6,149,000.00            37,054.13
          B-9                  86364MAT7       10/24/2007            7.23125%         7,379,000.00            44,466.16
          XP-1                 86364MAV2       09/28/2007            0.00000%                 0.00            44,571.39
          XP-2                 86364MAW0       09/28/2007            0.00000%                 0.00            42,404.74
          BIO                  86364MAX8       09/28/2007            0.00000%        27,056,753.51         2,635,951.00
           R                   86364MAY6       10/24/2007            0.00000%                 0.00                 0.00
           RX                  86364MAZ3       10/24/2007            0.00000%                 0.00                 0.00

Totals                                                                            1,318,786,405.22         8,813,619.83


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
          A-1                 6,111,694.59              0.00       145,242,538.99         6,784,117.30              0.00
          A-2                         0.00              0.00        93,100,000.00           410,512.81              0.00
          A-3                         0.00              0.00       237,179,000.00         1,057,670.10              0.00
          A-4A                2,532,370.17              0.00       197,031,534.14         3,415,648.33              0.00
    Underlying A-4B           1,257,345.94              0.00        97,828,035.98         1,695,901.96              0.00
   Grantor Trust A-4B         1,257,345.94              0.00        97,828,035.98         1,695,901.96              0.00
          A-5                 1,263,242.90              0.00        98,286,849.46         1,707,174.09              0.00
          A-6                 1,395,578.56              0.00       108,583,250.25         1,888,764.87              0.00
          A-7                 1,395,578.56              0.00       108,583,250.25         1,891,514.34              0.00
          X-1                         0.00              0.00                 0.00            21,287.88              0.00
          X-2                         0.00              0.00                 0.00           261,033.20              0.00
          B-1                         0.00              0.00        19,678,000.00            92,343.11              0.00
          B-2                         0.00              0.00        17,833,000.00            84,428.11              0.00
          B-3                         0.00              0.00        10,454,000.00            50,364.32              0.00
          B-4                         0.00              0.00         9,839,000.00            49,041.27              0.00
          B-5                         0.00              0.00         7,994,000.00            40,844.34              0.00
          B-6                         0.00              0.00         7,379,000.00            39,239.37              0.00
          B-7                         0.00              0.00         6,149,000.00            36,541.71              0.00
          B-8                         0.00              0.00         6,149,000.00            37,054.13              0.00
          B-9                         0.00              0.00         7,379,000.00            44,466.16              0.00
          XP-1                        0.00              0.00                 0.00            44,571.39              0.00
          XP-2                        0.00              0.00                 0.00            42,404.74              0.00
          BIO                         0.00              0.00        27,056,753.51         2,635,951.00              0.00
           R                          0.00              0.00                 0.00                 0.00              0.00
           RX                         0.00              0.00                 0.00                 0.00              0.00

Totals                       15,213,156.66              0.00     1,303,573,248.56        24,026,776.49              0.00


This report has been compiled from information provided to Wells Fargo Bank, N.A., by various third parties, which may include the Servicer, Master Servicer, Special Servicer and others.
Wells Fargo Bank, N.A., has not independently confirmed the accuracy of information received from these third parties and assumes no duty to do so. Wells Fargo Bank, N.A., expressly disclaims any responsibility for the accuracy or completeness of information furnished by third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
          A-1                 155,800,000.00      151,354,233.58                 0.00       6,111,694.59              0.00
          A-2                  93,100,000.00       93,100,000.00                 0.00               0.00              0.00
          A-3                 237,179,000.00      237,179,000.00                 0.00               0.00              0.00
          A-4A                201,406,000.00      199,563,904.31                 0.00       2,532,370.17              0.00
    Underlying A-4B           100,000,000.00       99,085,381.92                 0.00       1,257,345.94              0.00
   Grantor Trust A-4B         100,000,000.00       99,085,381.92                 0.00       1,257,345.94              0.00
          A-5                 100,469,000.00       99,550,092.36                 0.00       1,263,242.90              0.00
          A-6                 110,994,000.00      109,978,828.81                 0.00       1,395,578.56              0.00
          A-7                 110,994,000.00      109,978,828.81                 0.00       1,395,578.56              0.00
          X-1                           0.00                0.00                 0.00               0.00              0.00
          X-2                           0.00                0.00                 0.00               0.00              0.00
          B-1                  19,678,000.00       19,678,000.00                 0.00               0.00              0.00
          B-2                  17,833,000.00       17,833,000.00                 0.00               0.00              0.00
          B-3                  10,454,000.00       10,454,000.00                 0.00               0.00              0.00
          B-4                   9,839,000.00        9,839,000.00                 0.00               0.00              0.00
          B-5                   7,994,000.00        7,994,000.00                 0.00               0.00              0.00
          B-6                   7,379,000.00        7,379,000.00                 0.00               0.00              0.00
          B-7                   6,149,000.00        6,149,000.00                 0.00               0.00              0.00
          B-8                   6,149,000.00        6,149,000.00                 0.00               0.00              0.00
          B-9                   7,379,000.00        7,379,000.00                 0.00               0.00              0.00
          XP-1                          0.00                0.00                 0.00               0.00              0.00
          XP-2                          0.00                0.00                 0.00               0.00              0.00
          BIO                  27,056,432.23       27,056,753.51                 0.00               0.00              0.00
           R                            0.00                0.00                 0.00               0.00              0.00
           RX                           0.00                0.00                 0.00               0.00              0.00

Totals                      1,329,852,432.23    1,318,786,405.22                 0.00      15,213,156.66              0.00


                                          Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending                    Ending                Total
                                      Loss         Principal          Certificate               Certificate            Principal
                                                   Reduction              Balance                Percentage         Distribution
          A-1                         0.00      6,111,694.59       145,242,538.99                0.93223709         6,111,694.59
          A-2                         0.00              0.00        93,100,000.00                1.00000000                 0.00
          A-3                         0.00              0.00       237,179,000.00                1.00000000                 0.00
          A-4A                        0.00      2,532,370.17       197,031,534.14                0.97828036         2,532,370.17
    Underlying A-4B                   0.00      1,257,345.94        97,828,035.98                0.97828036         1,257,345.94
   Grantor Trust A-4B                 0.00      1,257,345.94        97,828,035.98                0.97828036         1,257,345.94
          A-5                         0.00      1,263,242.90        98,286,849.46                0.97828036         1,263,242.90
          A-6                         0.00      1,395,578.56       108,583,250.25                0.97828036         1,395,578.56
          A-7                         0.00      1,395,578.56       108,583,250.25                0.97828036         1,395,578.56
          X-1                         0.00              0.00                 0.00                0.00000000                 0.00
          X-2                         0.00              0.00                 0.00                0.00000000                 0.00
          B-1                         0.00              0.00        19,678,000.00                1.00000000                 0.00
          B-2                         0.00              0.00        17,833,000.00                1.00000000                 0.00
          B-3                         0.00              0.00        10,454,000.00                1.00000000                 0.00
          B-4                         0.00              0.00         9,839,000.00                1.00000000                 0.00
          B-5                         0.00              0.00         7,994,000.00                1.00000000                 0.00
          B-6                         0.00              0.00         7,379,000.00                1.00000000                 0.00
          B-7                         0.00              0.00         6,149,000.00                1.00000000                 0.00
          B-8                         0.00              0.00         6,149,000.00                1.00000000                 0.00
          B-9                         0.00              0.00         7,379,000.00                1.00000000                 0.00
          XP-1                        0.00              0.00                 0.00                0.00000000                 0.00
          XP-2                        0.00              0.00                 0.00                0.00000000                 0.00
          BIO                         0.00              0.00        27,056,753.51                1.00001187                 0.00
           R                          0.00              0.00                 0.00                0.00000000                 0.00
           RX                         0.00              0.00                 0.00                0.00000000                 0.00

Totals                                0.00     15,213,156.66     1,303,573,248.56                0.98023902        15,213,156.66



                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
          A-1               155,800,000.00          971.46491386             0.00000000           39.22782150         0.00000000
          A-2                93,100,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          A-3               237,179,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          A-4A              201,406,000.00          990.85381920             0.00000000           12.57345943         0.00000000
    Underlying A-4B         100,000,000.00          990.85381920             0.00000000           12.57345940         0.00000000
   Grantor Trust A-4B       100,000,000.00          990.85381920             0.00000000           12.57345940         0.00000000
          A-5               100,469,000.00          990.85381919             0.00000000           12.57345948         0.00000000
          A-6               110,994,000.00          990.85381922             0.00000000           12.57345947         0.00000000
          A-7               110,994,000.00          990.85381922             0.00000000           12.57345947         0.00000000
          X-1                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
          X-2                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
          B-1                19,678,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-2                17,833,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-3                10,454,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-4                 9,839,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-5                 7,994,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-6                 7,379,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-7                 6,149,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-8                 6,149,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-9                 7,379,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          XP-1                        0.00            0.00000000             0.00000000            0.00000000         0.00000000
          XP-2                        0.00            0.00000000             0.00000000            0.00000000         0.00000000
          BIO                27,056,432.23         1000.01187444             0.00000000            0.00000000         0.00000000
           R                          0.00            0.00000000             0.00000000            0.00000000         0.00000000
           RX                         0.00            0.00000000             0.00000000            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
          A-1                 0.00000000           39.22782150           932.23709236           0.93223709           39.22782150
          A-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          A-3                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          A-4A                0.00000000           12.57345943           978.28035977           0.97828036           12.57345943
    Underlying A-4B           0.00000000           12.57345940           978.28035980           0.97828036           12.57345940
   Grantor Trust A-4B         0.00000000           12.57345940           978.28035980           0.97828036           12.57345940
          A-5                 0.00000000           12.57345948           978.28035971           0.97828036           12.57345948
          A-6                 0.00000000           12.57345947           978.28035975           0.97828036           12.57345947
          A-7                 0.00000000           12.57345947           978.28035975           0.97828036           12.57345947
          X-1                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          X-2                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          B-1                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-3                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-4                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-5                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-6                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-7                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-8                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-9                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          XP-1                0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          XP-2                0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          BIO                 0.00000000            0.00000000          1000.01187444           1.00001187            0.00000000
           R                  0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
           RX                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
          A-1            09/25/07 - 10/24/07    30          5.33125%    151,354,233.58          672,422.71                   0.00
          A-2            09/25/07 - 10/24/07    30          5.29125%     93,100,000.00          410,512.81                   0.00
          A-3            09/25/07 - 10/24/07    30          5.35125%    237,179,000.00        1,057,670.10                   0.00
          A-4A           09/25/07 - 10/24/07    30          5.31125%    199,563,904.31          883,278.16                   0.00
    Underlying A-4B      09/25/07 - 10/24/07    30          5.31125%     99,085,381.92          438,556.03                   0.00
   Grantor Trust A-4B    09/25/07 - 10/24/07    30          5.31125%     99,085,381.92          438,556.03                   0.00
          A-5            09/25/07 - 10/24/07    30          5.35125%     99,550,092.36          443,931.19                   0.00
          A-6            09/25/07 - 10/24/07    30          5.38125%    109,978,828.81          493,186.31                   0.00
          A-7            09/25/07 - 10/24/07    30          5.41125%    109,978,828.81          495,935.78                   0.00
          X-1            09/01/07 - 09/30/07    30          0.08000%    319,318,258.51           21,287.88                   0.00
          X-2            09/01/07 - 09/30/07    30          0.50000%    626,479,680.14          261,033.20                   0.00
          B-1            09/25/07 - 10/24/07    30          5.63125%     19,678,000.00           92,343.11                   0.00
          B-2            09/25/07 - 10/24/07    30          5.68125%     17,833,000.00           84,428.11                   0.00
          B-3            09/25/07 - 10/24/07    30          5.78125%     10,454,000.00           50,364.32                   0.00
          B-4            09/25/07 - 10/24/07    30          5.98125%      9,839,000.00           49,041.27                   0.00
          B-5            09/25/07 - 10/24/07    30          6.13125%      7,994,000.00           40,844.34                   0.00
          B-6            09/25/07 - 10/24/07    30          6.38125%      7,379,000.00           39,239.37                   0.00
          B-7            09/25/07 - 10/24/07    30          7.13125%      6,149,000.00           36,541.71                   0.00
          B-8            09/25/07 - 10/24/07    30          7.23125%      6,149,000.00           37,054.13                   0.00
          B-9            09/25/07 - 10/24/07    30          7.23125%      7,379,000.00           44,466.16                   0.00
          XP-1                           N/A    N/A         0.00000%              0.00                0.00                   0.00
          XP-2                           N/A    N/A         0.00000%              0.00                0.00                   0.00
          BIO                            N/A    N/A         0.00000%     27,056,753.51                0.00                   0.00
           R                             N/A    N/A         0.00000%              0.00                0.00                   0.00
           RX                            N/A    N/A         0.00000%              0.00                0.00                   0.00

Totals                                                                                        6,090,692.72                   0.00



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
          A-1                         0.00                0.00         672,422.71                0.00           145,242,538.99
          A-2                         0.00                0.00         410,512.81                0.00            93,100,000.00
          A-3                         0.00                0.00       1,057,670.10                0.00           237,179,000.00
          A-4A                        0.00                0.00         883,278.16                0.00           197,031,534.14
    Underlying A-4B                   0.00                0.01         438,556.02                0.00            97,828,035.98
   Grantor Trust A-4B                 0.00                0.01         438,556.02                0.00            97,828,035.98
          A-5                         0.00                0.00         443,931.19                0.00            98,286,849.46
          A-6                         0.00                0.00         493,186.31                0.00           108,583,250.25
          A-7                         0.00                0.00         495,935.78                0.00           108,583,250.25
          X-1                         0.00                0.00          21,287.88                0.00           306,873,100.47
          X-2                         0.00                0.00         261,033.20                0.00           626,997,666.13
          B-1                         0.00                0.00          92,343.11                0.00            19,678,000.00
          B-2                         0.00                0.00          84,428.11                0.00            17,833,000.00
          B-3                         0.00                0.00          50,364.32                0.00            10,454,000.00
          B-4                         0.00                0.00          49,041.27                0.00             9,839,000.00
          B-5                         0.00                0.00          40,844.34                0.00             7,994,000.00
          B-6                         0.00                0.00          39,239.37                0.00             7,379,000.00
          B-7                         0.00                0.00          36,541.71                0.00             6,149,000.00
          B-8                         0.00                0.00          37,054.13                0.00             6,149,000.00
          B-9                         0.00                0.00          44,466.16                0.00             7,379,000.00
          XP-1                        0.00                0.00          44,571.39                0.00                     0.00
          XP-2                        0.00                0.00          42,404.74                0.00                     0.00
          BIO                         0.00                0.00       2,635,951.00                0.00            27,056,753.51
           R                          0.00                0.00               0.00                0.00                     0.00
           RX                         0.00                0.00               0.00                0.00                     0.00

Totals                                0.00                0.02       8,813,619.83                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
          A-1                 155,800,000.00       5.33125%             971.46491386            4.31593524            0.00000000
          A-2                  93,100,000.00       5.29125%            1000.00000000            4.40937497            0.00000000
          A-3                 237,179,000.00       5.35125%            1000.00000000            4.45937499            0.00000000
          A-4A                201,406,000.00       5.31125%             990.85381920            4.38556031            0.00000000
    Underlying A-4B           100,000,000.00       5.31125%             990.85381920            4.38556030            0.00000000
   Grantor Trust A-4B         100,000,000.00       5.31125%             990.85381920            4.38556030            0.00000000
          A-5                 100,469,000.00       5.35125%             990.85381919            4.41858872            0.00000000
          A-6                 110,994,000.00       5.38125%             990.85381922            4.44336009            0.00000000
          A-7                 110,994,000.00       5.41125%             990.85381922            4.46813143            0.00000000
          X-1                           0.00       0.08000%             967.03124931            0.06446874            0.00000000
          X-2                           0.00       0.50000%            1001.51343484            0.41729726            0.00000000
          B-1                  19,678,000.00       5.63125%            1000.00000000            4.69270810            0.00000000
          B-2                  17,833,000.00       5.68125%            1000.00000000            4.73437504            0.00000000
          B-3                  10,454,000.00       5.78125%            1000.00000000            4.81770805            0.00000000
          B-4                   9,839,000.00       5.98125%            1000.00000000            4.98437544            0.00000000
          B-5                   7,994,000.00       6.13125%            1000.00000000            5.10937453            0.00000000
          B-6                   7,379,000.00       6.38125%            1000.00000000            5.31770836            0.00000000
          B-7                   6,149,000.00       7.13125%            1000.00000000            5.94270776            0.00000000
          B-8                   6,149,000.00       7.23125%            1000.00000000            6.02604163            0.00000000
          B-9                   7,379,000.00       7.23125%            1000.00000000            6.02604147            0.00000000
          XP-1                          0.00       0.00000%               0.00000000            0.00000000            0.00000000
          XP-2                          0.00       0.00000%               0.00000000            0.00000000            0.00000000
          BIO                  27,056,432.23       0.00000%            1000.01187444            0.00000000            0.00000000
           R                            0.00       0.00000%               0.00000000            0.00000000            0.00000000
           RX                           0.00       0.00000%               0.00000000            0.00000000            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
          A-1                   0.00000000            0.00000000           4.31593524            0.00000000           932.23709236
          A-2                   0.00000000            0.00000000           4.40937497            0.00000000          1000.00000000
          A-3                   0.00000000            0.00000000           4.45937499            0.00000000          1000.00000000
          A-4A                  0.00000000            0.00000000           4.38556031            0.00000000           978.28035977
    Underlying A-4B             0.00000000            0.00000010           4.38556020            0.00000000           978.28035980
   Grantor Trust A-4B           0.00000000            0.00000010           4.38556020            0.00000000           978.28035980
          A-5                   0.00000000            0.00000000           4.41858872            0.00000000           978.28035971
          A-6                   0.00000000            0.00000000           4.44336009            0.00000000           978.28035975
          A-7                   0.00000000            0.00000000           4.46813143            0.00000000           978.28035975
          X-1                   0.00000000            0.00000000           0.06446874            0.00000000           929.34202733
          X-2                   0.00000000            0.00000000           0.41729726            0.00000000          1002.34150627
          B-1                   0.00000000            0.00000000           4.69270810            0.00000000          1000.00000000
          B-2                   0.00000000            0.00000000           4.73437504            0.00000000          1000.00000000
          B-3                   0.00000000            0.00000000           4.81770805            0.00000000          1000.00000000
          B-4                   0.00000000            0.00000000           4.98437544            0.00000000          1000.00000000
          B-5                   0.00000000            0.00000000           5.10937453            0.00000000          1000.00000000
          B-6                   0.00000000            0.00000000           5.31770836            0.00000000          1000.00000000
          B-7                   0.00000000            0.00000000           5.94270776            0.00000000          1000.00000000
          B-8                   0.00000000            0.00000000           6.02604163            0.00000000          1000.00000000
          B-9                   0.00000000            0.00000000           6.02604147            0.00000000          1000.00000000
          XP-1                  0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
          XP-2                  0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
          BIO                   0.00000000            0.00000000          97.42419021            0.00000000          1000.01187444
           R                    0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
           RX                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                               24,299,063.05
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   129,768.72
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                 86,976.13
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                        24,515,807.90

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Total Administration Fees                                                                           489,031.41
     Payment of Interest and Principal                                                                24,026,776.49
Total Withdrawals (Pool Distribution Amount)                                                          24,515,807.90

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.








                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    343,558.92
Lender Paid Primary Mortgage Insurance*                                                 138,600.27
Trustee Fee - Wells Fargo Bank, N.A.                                                      6,872.22
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               489,031.41

*Servicer Payees include: EMC MORTGAGE CORPORATION





                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                                       Reserve Fund                0.00                0.00              0.00               0.00
                  Adjustable Rate Supplemental Fund           25,000.00                0.00              0.00          25,000.00
                           Class XP Reserve Account                0.00           86,976.13         86,976.13               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

      Corridor Contract Payment # FXSAM74C1 (BSFP)*                                    0.00              0.00               0.00
     Corridor Contract Payment #  FXSAM74C2 (BSFP)*                                    0.00              0.00               0.00

NOTE: *BSFP - Bear Stearns Financial Products Inc.


                                                          Collateral Statement

Group                                                                Sub-Group 1                         Sub-Group 2
 Collateral Description                                                 Mixed ARM                           Mixed ARM
 Weighted Average Coupon Rate                                            8.810264                            8.571999
 Weighted Average Net Rate                                               8.435264                            8.197000
 Weighted Average Pass-Through Rate                                      8.257016                            8.075740
 Weighted Average Remaining Term                                              420                                 415
 Principal And Interest Constant                                     1,808,478.03                          999,661.92
 Beginning Loan Count                                                       1,636                                 767
 Loans Paid in Full                                                             8                                  23
 Ending Loan Count                                                          1,628                                 744
 Beginning Scheduled Balance                                       574,891,638.92                      304,806,070.11
 Ending Scheduled Balance                                          575,409,624.91                      292,360,912.07
 Actual Ending Collateral Balance                                  573,247,146.70                      291,379,744.52
 Scheduled Principal                                               (2,412,311.00)                      (1,177,669.31)
 Unscheduled Principal                                               1,894,325.01                       13,622,827.35
 Negative Amortized Principal                                                0.00                                0.00
 Scheduled Interest                                                  4,220,789.03                        2,177,331.23
 Servicing Fees                                                        179,653.64                           95,251.87
 Master Servicing Fees                                                       0.00                                0.00
 Trustee Fee                                                             3,593.08                            1,905.08
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                              81,801.05                           28,895.57
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        3,955,741.26                        2,051,278.71
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                         42,404.74                           44,571.39
 Prepayment Penalty Paid Count                                                  6                                   5
 Special Servicing Fee                                                       0.00                                0.00



                                                          Collateral Statement

Group                                                                Sub-Group 3                               Total
 Collateral Description                                                 Mixed ARM                           Mixed ARM
 Weighted Average Coupon Rate                                            8.680554                            8.718280
 Weighted Average Net Rate                                               8.305819                            8.343332
 Weighted Average Pass-Through Rate                                      8.146010                            8.184569
 Weighted Average Remaining Term                                              417                                 418
 Principal And Interest Constant                                       702,628.16                        3,510,768.11
 Beginning Loan Count                                                         528                               2,931
 Loans Paid in Full                                                             3                                  34
 Ending Loan Count                                                            525                               2,897
 Beginning Scheduled Balance                                       219,845,726.92                    1,099,543,435.95
 Ending Scheduled Balance                                          217,817,088.26                    1,085,587,625.24
 Actual Ending Collateral Balance                                  217,072,229.62                    1,081,699,120.84
 Scheduled Principal                                                 (887,690.85)                      (4,477,671.16)
 Unscheduled Principal                                               2,916,329.51                       18,433,481.87
 Negative Amortized Principal                                                0.00                                0.00
 Scheduled Interest                                                  1,590,319.01                        7,988,439.27
 Servicing Fees                                                         68,653.41                          343,558.92
 Master Servicing Fees                                                       0.00                                0.00
 Trustee Fee                                                             1,374.06                            6,872.22
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                              27,903.65                          138,600.27
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        1,492,387.89                        7,499,407.86
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                              0.00                           86,976.13
 Prepayment Penalty Paid Count                                                  0                                  11
 Special Servicing Fee                                                       0.00                                0.00



                                           Miscellaneous Reporting - Deal Level
Miscellaneous Reporting Item                                                                                        Value

Initial Pre-Funded Principal Account Deposit:                                                            $ 120,157,587.00
Withdrawls:                                                                                                        $ 0.00
Deposits:                                                                                                          $ 0.00
Ending Pre-Funded Principal Account Funds:                                                               $ 120,157,587.00
Initial Interest Coverage Account Deposit:                                                                   $ 729,879.88
Withdrawls:                                                                                                  $ 788,679.88
Deposits:                                                                                                    $ 708,850.38
Ending Interest Coverage Account Funds:                                                                      $ 650,050.38

                                    Additional Reporting - Deal Level



                                              Cash Reporting
A-4B GT Swap Payment In # CXSAM744A*                                                                 0.00
A-4B GT Swap Payment Out # CSXAM744A*                                                                0.00


                                         Informational Reporting
Net Deferred Interest A-1                                                                            0.00
Net Deferred Interest A-2                                                                            0.00
Net Deferred Interest A-3                                                                            0.00
Net Deferred Interest A-4                                                                            0.00
Net Deferred Interest Underlying A-4B                                                                0.00
Net Deferred Interest A-5                                                                            0.00
Net Deferred Interest A-6                                                                            0.00
Net Deferred Interest A-7                                                                            0.00
Net Deferred Interest B-1                                                                            0.00
Net Deferred Interest B-2                                                                            0.00
Net Deferred Interest B-3                                                                            0.00
Net Deferred Interest B-4                                                                            0.00
Net Deferred Interest B-5                                                                            0.00
Net Deferred Interest B-6                                                                            0.00
Net Deferred Interest B-7                                                                            0.00
Net Deferred Interest B-8                                                                            0.00
Net Deferred Interest B-9                                                                            0.00
Aggregate Net Deferred Interest Amount                                                               0.00
Net Rate Cap                                                                                    7.876455%
Three Month Rolling Delinquency %                                                               0.009207%


                                           Structural Reporting
Excess Spread                                                                                2,635,950.98
Extra Principal Distribution Amount                                                                  0.00
Overcollateralization Amount                                                                27,056,753.51
Overcollateralization Deficiency Amount                                                              0.00
Overcollateralization Release Amount                                                                 0.00
Overcollateralization Target Amount                                                         27,056,753.51


                                         Trigger Event Reporting
Cumulative Loss Test
     Calculated Value                                                                           0.000000%
     Threshold Value                                                                            0.700000%
     Trigger Result                                                                                  Pass
Delinquency Test
     Calculated Value                                                                           0.920650%
     Threshold Value                                                                            2.504439%
     Trigger Result                                                                                  Pass
Trigger Event
     Trigger Result                                                                                  Pass



NOTE: *BSCM - Bear Stearns Capital Markets Inc.


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        1                    0                   0                    1
                                 437,346.84           0.00                0.00                 437,346.84

30 Days      80                  0                    0                   0                    80
             31,554,273.12       0.00                 0.00                0.00                 31,554,273.12

60 Days      29                  0                    0                   0                    29
             10,976,605.85       0.00                 0.00                0.00                 10,976,605.85

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       109                 1                    0                   0                    110
             42,530,878.97       437,346.84           0.00                0.00                 42,968,225.81

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.034518%            0.000000%           0.000000%            0.034518%
                                 0.040431%            0.000000%           0.000000%            0.040431%

30 Days      2.761477%           0.000000%            0.000000%           0.000000%            2.761477%
             2.917103%           0.000000%            0.000000%           0.000000%            2.917103%

60 Days      1.001036%           0.000000%            0.000000%           0.000000%            1.001036%
             1.014756%           0.000000%            0.000000%           0.000000%            1.014756%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       3.762513%           0.034518%            0.000000%           0.000000%            3.797031%
             3.931859%           0.040431%            0.000000%           0.000000%            3.972290%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     129,768.72






                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.










                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.









           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period



              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



 Summary                                                            12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                  Nov-06            0.000%
     Original Principal Balance             0.00                  Dec-06            0.000%
     Current Actual Balance                 0.00                  Jan-07            0.000%
                                                                  Feb-07            0.000%
 Current Bankruptcy Total                                         Mar-07            0.000%
     Loans in Bankruptcy                       1                  Apr-07            0.000%
     Original Principal Balance       427,500.00                  May-07            0.000%
     Current Actual Balance           437,346.84                  Jun-07            0.000%
                                                                  Jul-07            0.000%
                                                                  Aug-07            0.000%
                                                                  Sep-07            0.048%
                                                                  Oct-07            0.040%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.







           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance
      Sub-Group 2             0022465736       Sep-2007    01-Jun-2007           VA              95.00        427,500.00


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest
     Sub-Group 2            0022465736         437,346.84    01-Sep-2007           0           10.550%          6,465.31

               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum (Realized Losses) / Sum (Ending Actual Balance for loans that have experienced a loss).











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  34      18,490,070.00      18,332,891.34          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00       100,590.53


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
     Sub-Group 1             0016962326            ME              79.92       01-Jun-2006        243,750.00        254,329.25
     Sub-Group 1             0017124405            MD              80.00       01-Aug-2006        125,600.00        130,796.88
     Sub-Group 1             0017386848            IL              90.00       01-Oct-2006         70,200.00         73,135.35
     Sub-Group 1             0022466155            MI              93.57       01-Jun-2007        196,500.00        199,012.74
     Sub-Group 1             0022476840            HI              83.59       01-Aug-2007        535,000.00        534,942.15
     Sub-Group 1             0022479299            CA              32.52       01-Aug-2007        174,000.00        175,615.39
     Sub-Group 1             0022483788            CA              16.02       01-Jul-2007        129,000.00        130,088.02
     Sub-Group 1             0022487920            AZ              70.00       01-Aug-2007        297,500.00        299,920.90
     Sub-Group 2             0020699864            CA              70.00       01-Jun-2007        847,000.00        693,493.33
     Sub-Group 2             0020699872            CA              70.00       01-Jun-2007        840,000.00        837,315.21
     Sub-Group 2             0020700092            CA              70.00       01-Jun-2007        908,600.00        905,978.07
     Sub-Group 2             0020701132            CA              67.57       01-Jun-2007      1,000,000.00        997,010.82
     Sub-Group 2             0020703047            CA              80.00       01-Jul-2007        640,000.00        630,220.71
     Sub-Group 2             0020703161            CA              59.20       01-Jul-2007        515,000.00        511,728.92
     Sub-Group 2             0020704607            CA              44.45       01-Jul-2007        889,000.00        883,353.45
     Sub-Group 2             0020712592            CA              72.00       01-Jul-2007        540,000.00        536,570.14
     Sub-Group 2             0020712626            CA              59.64       01-Jul-2007        990,000.00        983,247.98
     Sub-Group 2             0020712717            CA              69.55       01-Jul-2007        779,000.00        774,052.12
     Sub-Group 2             0020712865            CA              56.16       01-Jul-2007        442,000.00        439,192.60
     Sub-Group 2             0020713046            CA              71.83       01-Jul-2007        686,000.00        681,642.80
     Sub-Group 2             0020713129            CA              60.00       01-Jul-2007        588,000.00        584,265.26
     Sub-Group 2             0020716528            CA              70.00       01-Jul-2007        518,000.00        514,709.87
     Sub-Group 2             0020716809            CA              57.89       01-Jul-2007        550,000.00        546,506.64
     Sub-Group 2             0020718086            CA              65.87       01-Jul-2007        550,000.00        546,506.64
     Sub-Group 2             0020718359            CA              43.64       01-Jul-2007        480,000.00        469,990.11
     Sub-Group 2             0020732061            FL              71.98       01-Aug-2007        244,000.00        243,125.12
     Sub-Group 2             0020760294            CA              60.93       01-Aug-2007        655,000.00        655,321.31
     Sub-Group 2             0022000491            HI              56.25       01-Apr-2007        315,000.00        319,537.82
     Sub-Group 2             0022182307            PA              50.00       01-Mar-2007        120,000.00        120,458.96
     Sub-Group 2             0022182604            FL              77.20       01-Apr-2007        193,000.00        195,814.13
     Sub-Group 2             0022486849            CA              84.96       01-Aug-2007        548,000.00        552,825.59
     Sub-Group 3             0022470074            NJ              79.99       01-Jul-2007        599,920.00        608,279.94
     Sub-Group 3             0022470579            NJ              90.00       01-Jul-2007        261,000.00        264,344.73
     Sub-Group 3             0022478820            CA              80.00       01-Aug-2007      2,020,000.00      2,039,558.39


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
     Sub-Group 1            0016962326       Loan Paid in Full           1              8.875%             360              16
     Sub-Group 1            0017124405       Loan Paid in Full           0              8.500%             360              14
     Sub-Group 1            0017386848       Loan Paid in Full           0              8.625%             360              12
     Sub-Group 1            0022466155       Loan Paid in Full           0              9.283%             360               4
     Sub-Group 1            0022476840       Loan Paid in Full          (1)             8.333%             360               2
     Sub-Group 1            0022479299       Loan Paid in Full           0              8.833%             480               2
     Sub-Group 1            0022483788       Loan Paid in Full          (1)             8.583%             480               3
     Sub-Group 1            0022487920       Loan Paid in Full           0              8.833%             360               2
     Sub-Group 2            0020699864       Loan Paid in Full           0              8.500%             360               4
     Sub-Group 2            0020699872       Loan Paid in Full           0              8.125%             360               4
     Sub-Group 2            0020700092       Loan Paid in Full           0              8.500%             360               4
     Sub-Group 2            0020701132       Loan Paid in Full           0              8.375%             360               4
     Sub-Group 2            0020703047       Loan Paid in Full          (1)             8.375%             360               3
     Sub-Group 2            0020703161       Loan Paid in Full           0              8.500%             360               3
     Sub-Group 2            0020704607       Loan Paid in Full           0              8.500%             360               3
     Sub-Group 2            0020712592       Loan Paid in Full          (1)             8.500%             360               3
     Sub-Group 2            0020712626       Loan Paid in Full           0              8.375%             360               3
     Sub-Group 2            0020712717       Loan Paid in Full           0              8.500%             360               3
     Sub-Group 2            0020712865       Loan Paid in Full          (1)             8.375%             360               3
     Sub-Group 2            0020713046       Loan Paid in Full          (1)             8.500%             360               3
     Sub-Group 2            0020713129       Loan Paid in Full           0              8.500%             360               3
     Sub-Group 2            0020716528       Loan Paid in Full          (1)             8.125%             360               3
     Sub-Group 2            0020716809       Loan Paid in Full          (1)             8.500%             360               3
     Sub-Group 2            0020718086       Loan Paid in Full           0              8.500%             360               3
     Sub-Group 2            0020718359       Loan Paid in Full          (1)             8.500%             360               3
     Sub-Group 2            0020732061       Loan Paid in Full          (1)             2.750%             360               2
     Sub-Group 2            0020760294       Loan Paid in Full           0              8.250%             360               2
     Sub-Group 2            0022000491       Loan Paid in Full          (1)             8.500%             360               6
     Sub-Group 2            0022182307       Loan Paid in Full          (1)             8.500%             360               7
     Sub-Group 2            0022182604       Loan Paid in Full           0              8.625%             360               6
     Sub-Group 2            0022486849       Loan Paid in Full           0              9.108%             480               2
     Sub-Group 3            0022470074       Loan Paid in Full          (1)             8.533%             480               3
     Sub-Group 3            0022470579       Loan Paid in Full           0              9.672%             480               3
     Sub-Group 3            0022478820       Loan Paid in Full           0              9.083%             480               2


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                      11          2,902,137.70              86,976.13                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived
     Sub-Group 1        0017124405      09/25/2007        130,796.88            1,241.97               0.00
     Sub-Group 1        0022466155      09/20/2007        199,012.74            1,982.29               0.00
     Sub-Group 1        0022476840      09/20/2007        534,942.15           17,916.12               0.00
     Sub-Group 1        0022479299      09/27/2007        175,615.39            6,197.90               0.00
     Sub-Group 1        0022483788      09/30/2007        130,088.02            4,475.52               0.00
     Sub-Group 1        0022487920      09/30/2007        299,920.90           10,590.94               0.00
     Sub-Group 2        0020732061      09/30/2007        243,125.12            2,671.97               0.00
     Sub-Group 2        0022000491      09/20/2007        319,537.82           10,979.36               0.00
     Sub-Group 2        0022182307      09/17/2007        120,458.96            4,099.51               0.00
     Sub-Group 2        0022182604      09/30/2007        195,814.13            6,746.18               0.00
     Sub-Group 2        0022486849      09/30/2007        552,825.59           20,074.37               0.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            1.670%       Current Month             18.295%        Current Month               2,660.535%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007          N/A           N/A                          Jun-2007          N/A           N/A
         Jul-2007          N/A           N/A                          Jul-2007          N/A           N/A
         Aug-2007          N/A           N/A                          Aug-2007          N/A           N/A
         Sep-2007      14.305%           N/A                          Sep-2007   2,934.192%           N/A
         Oct-2007      18.295%           N/A                          Oct-2007   2,660.535%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                              Repurchases Due to Breaches

                                 Beginning
               Loan              Scheduled              Payoff        Current            Current
             Number                Balance             Balance           Rate            Payment

                           No Repurchases Due to Breaches this Period

                                    Repurchases Due to Other

                                 Beginning
               Loan              Scheduled               Payoff        Current           Current
             Number                Balance              Balance           Rate           Payment

                             No Repurchases Due to Other this Period



                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 1.000             0                0.00            0.000
     1.000    1.499             0                0.00            0.000
     1.500    1.999             1          933,444.06            0.086
     2.000    2.499             0                0.00            0.000
     2.500    2.999             2          393,082.28            0.036
     3.000    3.499             0                0.00            0.000
     3.500    3.999             0                0.00            0.000
     4.000    4.499             0                0.00            0.000
     4.500    4.999             0                0.00            0.000
     5.000    5.499             2          467,729.32            0.043
     5.500    5.999             0                0.00            0.000
     6.000    6.499             0                0.00            0.000
     6.500    6.999             1          378,218.59            0.035
     7.000    7.499            44       17,417,309.52            1.604
     7.500    7.999           250      107,617,471.62            9.913
     8.000    8.499           648      243,865,268.60           22.464
     8.500    8.999         1,028      397,063,205.88           36.576
     9.000    9.499           468      163,951,757.58           15.103
     9.500    9.999           351      119,255,978.45           10.985
    10.000   10.499            93       30,881,064.42            2.845
    10.500   10.999             9        3,363,094.92            0.310
 >= 11.000                      0                0.00            0.000
              Total         2,897    1,085,587,625.24          100.000


                                                 SUPPLEMENTAL REPORTING

Business Day:
Any day other than (i) a Saturday or a Sunday, or (ii) a day on which the New York Stock Exchange or Federal Reserve is closed or on which banking institutions in any jurisdiction in which the Trustee, the Custodian or the Servicer are authorized or obligated by law or executive order to be closed.

Closing Date:
August 31, 2007.

Corridor Contracts:
With respect  to the Class A-2 Certificates and the Class A-3 Certificates, the respective interest rate corridor contracts, dated as of the Closing Date, between the Trustee, on behalf of the Trust for the benefit of the Holders of the related Certificates, and the Corridor Counterparty, together with any scheduling, confirmations or other agreements related thereto, a form of which is attached hereto as Exhibit N.

Corridor Counterparty:
Bear Stearns Financial Products Inc.

Cut-off Date:
August 1, 2007.

Cut-off Date Balance:
$ 1,149,645,356.75.

Deferred Interest:
The amount of accrued interest on the Mortgage Loans, the payment of which is deferred and added to the Outstanding
Principal Balance of a Mortgage Loan due to negative amortization on such Mortgage Loan.

Distribution Account Deposit Date:
The second Business Day prior to each Distribution Date.

Determination Date:
15th day (or if such 15th day is not a Business Day, the Business Day immediately preceding such 15th day) of the month of the Distribution Date.

Distribution Date:
The 25th day of any month, beginning in the month immediately following the month of the Closing Date, or, if such 25th day is not a Business Day, the Business Day immediately following.

EMC:
EMC Mortgage Corporation, and any successor thereto.

Grantor Trust:
Asset Mortgage Investments II Grantor Trust 2007-AR4.

Grantor Trust Certificates:
Grantor Trust Class A-4B Certificates.

Grantor Trustee:
Wells Fargo Bank, National Association, its successor in interest or any successor appointed pursuant to the Grantor
Trust Agreement.

Interest Accrual Period:
For each Class of Class A Certificates, the Grantor Trust Certificates and the Class B Certificates and for any
Distribution Date, the period commencing on the Distribution Date in the month preceding the month in which a
Distribution Date occurs (or the Closing Date, in the case of the first Interest Accrual Period) and ending on the day immediately prior to such Distribution Date.  For each Class of Class X Certificates and for any Distribution
Date, the calendar month preceding the month in which such Distribution Date occurs.

Interest Coverage Account:
The account or sub account established and maintained pursuant to Section 4.11 and which shall be an Eligible
Account or a sub account of an Eligible Account.

Interest Coverage Amount:
The amount to be paid by the Depositor to the Paying Agent for deposit in the Interest Coverage Account on the
Closing Date pursuant to Section 4.11, which amount is approximately $1,468,480.00.

Interest-Only Certificates:
The Class X Certificates.

LIBOR Business Day:
Any day other than a Saturday or a Sunday or a day on which banking institutions in the city of London, England are required or authorized by law to be closed.

LIBOR Determination Date:
With respect to each Class of Class A, Class B and Grantor Trust Certificates and for the first Interest Accrual
Period, August 29, 2007. With respect to each such Class and any Interest Accrual Period thereafter, the second
LIBOR Business Day preceding the commencement of such Interest Accrual Period.

Net Deferred Interest:
On any Distribution Date, Deferred Interest on the Mortgage Loans during the related Due Period net of Principal
Prepayments in full, partial Principal Prepayments, Net Liquidation Proceeds, Repurchase Proceeds and scheduled principal payments, in that order, included in Available Funds for such Distribution Date and available to be distributed on the Certificates on such Distribution Date.  With respect to any Class of Class A, Class B or Grantor
Trust Certificates as of any Distribution Date, the Net Deferred Interest will be an amount equal to the product of (1) the difference, if any, between (a) the lesser of (i) the Pass-Through Rate for such Class without regard to the Net Rate Cap on such Distribution Date and (ii) the Net Rate Cap on such Distribution Date and (b) the
Adjusted Rate Cap for such Distribution Date, (2) the Current Principal Amount of such Certificate immediately prior to such Distribution Date, and (3) the actual number of days in such Interest Accrual Period divided by
360.

Net Rate Cap:
For any Distribution Date, with respect to the Offered Certificates (other than the Class X Certificates) and the Underlying Certificates, is equal to the weighted average of the Net Rates of the Mortgage Loans less the sum of (x) the Pass-Through Rate on the Class X 1 Certificates multiplied by the Class X-1 Notional Amount and
(y) the Pass-Through Rate of the Class X-2 Certificates multiplied by the Class X-2 Notional Amount, divided by the aggregate Stated Principal Balance of the Mortgage Loans immediately prior to such Distribution Date, adjusted to an effective rate reflecting the accrual of interest on an actual/360 basis.

Non-Offered Certificates:
The Underlying Certificates, Class XP Certificates, Class B-IO Certificates and Residual Certificates.

Notional Amount:
The Class X-1 Notional Amount, the Class X-2 Notional Amount or the Class B-IO Notional Amount, as applicable.

Offered Certificates:
The Class X, Class A-1, Class A-2, Class A-3, Class A-4A, Grantor Trust Class A-4B, Class A-5, Class A-6, Class
A-7, Class B-1, Class B-2, Class B-3, Class B-4, Class B-5, Class B-6, Class B-7, Class B-8 and Class B-9 Certificates.

One-Month LIBOR:
With respect to any Interest Accrual Period, the rate determined by the Trustee on the related LIBOR Determination
Date on the basis of the rate for U.S. dollar deposits for one month that appears on Reuters Screen LIBOR01 as of 11:00 a.m. (London time) on such LIBOR Determination Date; provided that the parties hereto acknowledge that
One-Month LIBOR for the first Interest Accrual Period shall be the rate determined by the Trustee two Business
Days prior to the Closing Date. If such rate does not appear on such page (or such other page as may replace that page on that service, or if such service is no longer offered, such other service for displaying One-Month LIBOR or comparable rates as may be reasonably selected by the Trustee), One-Month LIBOR for the applicable Interest
Accrual Period will be the Reference Bank Rate. If no such quotations can be obtained by the Trustee and no Reference
Bank Rate is available, One-Month LIBOR will be One-Month LIBOR applicable to the preceding Interest Accrual Period.
  The Trustee's determination of One-Month LIBOR for each Class of Offered Certificates for any Interest Accrual
Period shall, in the absence of manifest error, be final and binding.

Overcollateralization Amount:
With respect to any Distribution Date, the excess, if any, of (i) the aggregate Principal Balance of the Mortgage
Loans as of the last day of the related Due Period (after giving effect to scheduled payments of principal due during the related Due Period, to the extent received or advanced, and unscheduled collections of principal received during the related Prepayment Period, and after reduction for Realized Losses on the Mortgage Loans incurred during the prior calendar month) plus amounts on deposit in the Pre-Funding Account, over (ii) the aggregate Current
Principal Amount of the Class A Certificates and the Class B Certificates, after taking into account the distributions of principal, less the Net Deferred Interest, to be made on such Distribution Date.

Overcollateralization Release Amount:
With respect to any Distribution Date for which the Excess Overcollateralization Amount is, or would be, after taking into account all other distributions to be made on that Distribution Date, greater than zero, an amount equal to the lesser of (i) the Excess Overcollateralization Amount for that Distribution Date and (ii) Principal
Funds for that Distribution Date.

Overcollateralization Target Amount:
With respect to any Distribution Date, (i) prior to the Stepdown Date, an amount equal to approximately 2.20%
of the aggregate Principal Balance of the Mortgage Loans as of the Cut-off Date plus amounts on deposit in the
Pre-Funding Account as of the Closing Date, (ii) on or after the Stepdown Date provided a  Trigger Event is not in effect, the greater of (x) (1) prior to the Distribution Date in September 2013, 5.50% of the then current aggregate Outstanding Principal Balance of the Mortgage Loans as of the last day of the related Due Period (after giving effect to scheduled payments of principal due during the related Due Period, to the extent received or advanced, and unscheduled collections of principal received during the related Prepayment Period, and after reduction for Realized Losses on the Mortgage Loans incurred during the prior calendar month), plus amounts on deposit in the Pre-Funding Account and (2) on or after the Distribution Date in September 2013, 4.40% of the then current aggregate Outstanding Principal Balance of the Mortgage Loans as of the last day of the related Due Period (after giving effect to scheduled payments of principal due during the related Due Period, to the extent received or advanced, and unscheduled collections of principal received during the related Prepayment Period, and after reduction for Realized Losses on the Mortgage Loans incurred during the prior calendar month) and (y) 0.50% of the aggregate
Principal Balance of the Mortgage Loans as of the Cut-Off Date (approximately $6,149,262) plus amounts on deposit in the Pre-Funding Account as of the Closing Date or (iii) on or after the Stepdown Date and if a  Trigger Event is in effect, the Overcollateralization Target Amount for the immediately preceding Distribution Date.

Paying Agent:
The Trustee, its successor in interest or any successor trustee appointed as provided herein.

Pre-Funded Amount:
The amount to be paid by the Depositor to the Trustee on the Closing Date for deposit in the Pre-Funding Account, which amount is approximately $120,157,587.

Pre-Funding Account:
The account or sub account established and maintained pursuant to Section 4.10(a) and which shall be an Eligible
Account or a sub account of an Eligible Account.

Pre-Funding Period:
The period from the Closing Date until the earliest of (i) the date on which the Pre-Funded Amount is reduced to zero or (ii) November 15, 2007.

Pre-Funding Reserve Account:
The account or sub account established and maintained pursuant to Section 4.10(d) and which shall be an Eligible
Account or a sub account of an Eligible Account.

Record Date:
For each Class of Offered Certificates (other than the Class X Certificates) and the Underlying Certificates,
and for any Distribution Date, the Business Day prior to such Distribution Date.  For each Class of Class X Certificates and Non-Offered Certificates, and for any Distribution Date, the last Business Day of the calendar month preceding the month in which such Distribution Date occurs.

Remaining Pre-Funded Amount:
The amount equal to the related Pre-Funded Amount minus the amount equal to 100% of the aggregate Stated Principal
Balance of the Subsequent Mortgage Loans transferred to the Trust Fund during the Pre-Funding Period.

Reserve Fund:
The separate trust account established and maintained by the Trustee pursuant to Section 4.08.

Residual Certificates:
Class R Certificates and the Class R-X Certificates.

Senior Certificates:
The Class A-1, Class A-2, Class A-3, Class A-4A, Underlying Class A-4B, Class A-5, Class A-6, Class A-7 and Class
X Certificates.

Servicer:
As of the Closing Date, EMC and, thereafter, its respective successors in interest that meet the qualifications of this Agreement.

Servicing Fee Rate:
As to any Mortgage Loan, a per annum rate ranging from 0.250% to 0.375%.

Sponsor:
EMC, as mortgage loan seller under the Mortgage Loan Purchase Agreement.

Startup Day:
August 31, 2007.

Stepdown Date:
The earlier to occur of (i) the Distribution Date on which the aggregate Current Principal Amount of the Class
A Certificates has been reduced to zero and (ii) the later to occur of (x) the Distribution Date occurring in
September 2010 and (y) the first Distribution Date for which the aggregate Current Principal Amount of the Subordinate
Certificates plus the Overcollateralization Amount divided by the aggregate Stated Principal Balance of the Mortgage
Loans plus any relating amounts on deposit in the Pre-Funding Account is greater than or equal to (i) prior to the Distribution Date in September 2013, 24.375% and (ii) on or after the Distribution Date in September 2013,
19.500%.

Subordinate Certificates:
The Class B Certificates.

Swap Agreement:
The ISDA Master Agreement and related Confirmation, dated as of the Closing Date, between the Swap Counterparty and the Grantor Trustee with respect to the Underlying Class A-4B Certificates.

Swap Counterparty:
Bear Stearns Capital Markets Inc.

Trustee:
Wells Fargo Bank, National Association, or its successor in interest, or any successor trustee appointed as herein provided.

Trustee Fee Rate:
0.0075% per annum.

Underlying Certificates:
The Underlying Class A-4B Certificates.

Underlying Class A-4B Certificates:
The Class A-4B Certificates issued by the Trust on the Closing Date pursuant to this Agreement.


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